BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
Schedule of bank borrowings
	At December 31,
	2014	2015
Short-term	$624,871,434	$667,682,811
Long-term, current portion	29,803,934	1,104,735

Subtotal	654,675,368	668,787,546
Long-term	43,451,827	38,776,693

	$698,127,195	$707,564,239

Schedule of future principal repayment on the long-term bank loans
2016	$1,156,125
2017	31,644,149
2018	1,189,061
2019 and after	5,892,093

$39,881,428